Subordinated Loans - Composition of Subordinated Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total subordinated loans	$ 15,128	$ 15,094
Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Total subordinated loans	5,155	5,155
Subordinated Loan [Member]
Debt Instrument [Line Items]
Total subordinated loans	$ 9,973	$ 9,939